Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Service Revenue	$ 4,949,976	$ 8,303,987	$ 13,055,360	$ 16,384,299	$ 37,346,859		$ 37,910,393
Cost of Service	3,130,360	5,855,138	9,031,083	11,709,194	26,290,203		31,546,948
Gross Profit	1,819,616	2,448,849	4,024,277	4,675,105	11,056,656		6,363,445
Depreciation and amortization	1,030,930	1,030,931	2,061,860	1,720,276	3,782,136		1,966,045
General and administrative	5,637,766	4,992,774	9,238,763	9,137,139	18,166,721		10,994,815
Sales and marketing	572,085	351,992	871,401	721,253	2,296,483		1,423,909
Research and development	1,039,094	1,459,535	2,296,178	2,562,672	7,400,732		6,244,704
Total Operating Expenses	8,279,875	7,835,232	14,468,202	14,141,340	31,646,072		20,629,473
(Loss) from Operations	(6,460,259)	(5,386,383)	(10,443,925)	(9,466,235)	(20,589,416)		(14,266,028)
Other (Expenses)/Income, net	(582)	421,189	2,560	419,292	474,510		(243,641)
Net (Loss) before income tax	(6,460,841)	(4,965,194)	(10,441,365)	(9,046,943)	(20,114,906)		(14,509,669)
Income tax (Corporate tax)		(10,441)		(10,441)	(11,881)
Net (Loss)	$ (6,460,841)	$ (4,975,635)	$ (10,441,365)	$ (9,057,384)	$ (20,126,787)		$ (14,509,669)
Net (Loss) profit per common share - basic and fully diluted (in Dollars per share)	$ (0.1981)	$ (0.2678)	$ (0.3538)	$ (0.53)	$ (0.9499)		$ (1.1444)
Weighted average number of basic and fully diluted common shares outstanding (in Shares)	32,620,160	18,577,937	29,511,254	17,090,133	21,187,556	[1]	12,678,904	[1]

[1]	The weighted average number of shares of common stock has been retroactively restated to reflect the 1 for 13 reverse stock-split on February 25, 2020